Summary Of Significant Accounting Policies (Summary Of Income Tax Expense) (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jan. 31, 2016	Oct. 31, 2015	Jan. 31, 2015	Oct. 31, 2014	Jan. 31, 2016	Jan. 31, 2015	Jul. 31, 2015	Jul. 31, 2014	Jul. 31, 2013
Current expense							$ (654)	$ 2,383	$ 1,705
Deferred expense		$ 280		$ 216	$ 88	$ 157	270	88	133
Income tax expense	$ 1,025	$ (844)	$ 1,037	$ (511)	$ 181	$ 526	$ (384)	$ 2,471	$ 1,838